Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	$ (2,823,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	(2,484,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	103,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	433,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(2,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	1,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	1,302,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	181,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(175,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	(95,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	(23,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	(34,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	33,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	24,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	170,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	10,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	1,575,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	1,804,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	$ 0